PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Key Personnel's Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Base salary and directors fees	$ 8	$ 12	$ 7
Short-term performance-related bonus	7	2	5
Post-employment benefits	1	1	0
Share based compensation	$ 3	$ 2	$ 7